Shareholders' Equity - Regulatory Capital Ratios (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement	5.75%	5.125%
Tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement	7.25%	6.625%
Total risk-based capital as a percent of risk-weighted assets - Minimum capital ratio requirement	9.25%	8.625%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Minimum capital ratio requirement	4.00%	4.00%
Common equity tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement	6.50%	6.50%
Tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement	8.00%	8.00%
Total risk-based capital as a percent of risk-weighted assets - Well capitalized ratio requirement	10.00%	10.00%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Well capitalized ratio requirement	5.00%	5.00%
Basel III Transitional Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 34,369	$ 33,720
Tier 1 capital	39,806	39,421
Total risk-based capital	47,503	47,355
Risk-weighted assets	367,771	358,237
Basel III Transitional Advanced Approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	34,369	33,720
Tier 1 capital	39,806	39,421
Total risk-based capital	44,477	44,264
Risk-weighted assets	287,211	277,141
U.S. Bancorp [Member] | Basel III Transitional Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	34,369	33,720
Tier 1 capital	39,806	39,421
Total risk-based capital	47,503	47,355
Risk-weighted assets	$ 367,771	$ 358,237
Common equity tier 1 capital as a percent of risk-weighted assets	9.30%	9.40%
Tier 1 capital as a percent of risk-weighted assets	10.80%	11.00%
Total risk-based capital as a percent of risk-weighted assets	12.90%	13.20%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	8.90%	9.00%
U.S. Bancorp [Member] | Basel III Transitional Advanced Approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 34,369	$ 33,720
Tier 1 capital	39,806	39,421
Total risk-based capital	44,477	44,264
Risk-weighted assets	$ 287,211	$ 277,141
Common equity tier 1 capital as a percent of risk-weighted assets	12.00%	12.20%
Tier 1 capital as a percent of risk-weighted assets	13.90%	14.20%
Total risk-based capital as a percent of risk-weighted assets	15.50%	16.00%
U.S. Bank National Association [Member] | Basel III Transitional Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 37,586	$ 36,914
Tier 1 capital	37,701	37,114
Total risk-based capital	45,466	44,853
Risk-weighted assets	$ 361,973	$ 352,023
Common equity tier 1 capital as a percent of risk-weighted assets	10.40%	10.50%
Tier 1 capital as a percent of risk-weighted assets	10.40%	10.50%
Total risk-based capital as a percent of risk-weighted assets	12.60%	12.70%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	8.60%	8.60%
U.S. Bank National Association [Member] | Basel III Transitional Advanced Approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 37,586	$ 36,914
Tier 1 capital	37,701	37,114
Total risk-based capital	42,414	41,737
Risk-weighted assets	$ 281,659	$ 271,920
Common equity tier 1 capital as a percent of risk-weighted assets	13.30%	13.60%
Tier 1 capital as a percent of risk-weighted assets	13.40%	13.60%
Total risk-based capital as a percent of risk-weighted assets	15.10%	15.30%